Staff Costs - Schedule of staff costs (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of employee benefits expense [abstract]
Salaries and Bonuses	$ 93,703,848	$ 67,187,493	$ 101,092,455
Pension scheme contributions (defined contribution schemes)	903,649	837,020	1,112,047
Employee benefits expense	$ 94,607,497	$ 68,024,513	$ 102,204,502